Discontinued Operations and Other Divestitures - Results of Discontinued Operations on Income Statement (Details) - Discontinued Operations, Disposed of by Sale - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 638.0	$ 1,226.6	$ 1,454.1
Cost of sales	619.5	1,167.4	1,346.9
Selling, general, administrative and other operating expenses	55.2	78.7	103.6
Asset impairment	141.0	0.0	490.7
Loss on sale of business	98.4	0.0	0.0
Operating loss from discontinued operations	(276.1)	(19.5)	(487.1)
Interest and other expense	7.7	11.7	4.1
Income tax benefit	(33.1)	(13.0)	(100.4)
Net loss from discontinued operations	$ (250.7)	$ (18.2)	$ (390.8)